Employee benefits (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Employee Benefits [Line Items]
Service cost	₨ 29,854	₨ 28,929	₨ 25,936
Interest cost	8,753	10,106	9,606
Interest income	(1,705)	(1,781)	(2,381)
Gratuity cost	₨ 36,902	₨ 37,254	₨ 33,161